Capitalised Costs Relating to Oil and Gas Production Activities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Net capitalised costs	$ 10,725	$ 21,821	$ 23,936
United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Net capitalised costs	4,287	14,976	16,152
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Capitalized costs relating to oil and gas producing activities by geographic area [line items]
Net capitalised costs		$ 10,672	$ 11,803